Capital Stock - Series C Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended			3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended					0 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Jan. 22, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 23, 2008 Series C Preferred Stock [Member]	Aug. 20, 2008 Series C Preferred Stock [Member]	Sep. 23, 2008 Series C Preferred Stock [Member]	Aug. 20, 2008 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Jun. 30, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Jan. 22, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member] Common Stock [Member]
Class of Stock [Line Items]
Number of Preferred Stock sold	5,000,000	10,125,000	5,500,000	3,333,333								1,300,000	700,000	1,300,000	700,000
Issuance price per share	$ 0.20	$ 0.20							$ 0.20			$ 1.00
Convertible preferred stock, conversion price					$ 0.1500	$ 0.2000	$ 0.0667						$ 0.25
Preferred stock, shares issued																	0	0		2,000,000
Preferred stock, shares outstanding																	0	0		2,000,000
Convertible shares of common stock													$ 0.25		$ 0.25				$ 0.25
Issuance of common stock from conversion of Series C preferred stock, shares								8,000,000		8,000,000	2,000,000										2,000,000
Total number of shares of common stock sold													3,000,000
Liquidation premium																6.00%
Conversion of convertible shares										8,000,000